Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for each reporting unit from 2019 to 2020 was as follows:

	Baidu Core	iQIYI	Total
	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2018	14,648	3,888	18,536

Goodwill acquired (Note 3)	978	—	978
Goodwill disposed (i)	(1,265)	—	(1,265)
Foreign currency translation and other adjustments	1	—	1

Balance at December 31, 2019	14,362	3,888	18,250
Goodwill acquired (Note 3)	3,998	—	3,998

Balance at December 31, 2020	18,360	3,888	22,248

Balance at December 31, 2020, in US$	2,814	596	3,410

(i)	Disposition during the year ended December 31, 2019 was primarily related to the deconsolidation of a subsidiary (Note 4).

Intangible Assets
Intangible Assets

	As of December 31, 2019
	Gross carrying value	Accumulated impairment	Accumulated amortization	Net carrying value
	RMB	RMB	RMB	RMB
	(In millions)
Trademarks	658	(2)	(182)	474
Technology	456	(52)	(188)	216
Intellectual property right	1548	(355)	(594)	599
Online literature	163	—	(40)	123
Others	805	(19)	(598)	188

	3,630	(428)	(1,602)	1,600

	As of December 31, 2020
	Gross carrying value	Accumulated impairment	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Trademarks	1,054	(238)	(205)	611	94
Technology	1,087	(52)	(307)	728	112
Intellectual property right	1,599	(467)	(757)	375	57
Online literature	151	—	(54)	97	15
Others	899	(19)	(669)	211	32

	4,790	(776)	(1,992)	2,022	310

Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives
Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follow:

	RMB	US$
	(In millions)
For the years ending December 31,
2021	505	77
2022	448	69
2023	375	57
2024	337	52
2025	235	36